BUSINESS ACQUISITIONS AND DISPOSALS - Acquisition of BCC, Oblachny Retail and Praliss Enterprises (Details) - RUB (₽) ₽ in Millions	1 Months Ended
	Jul. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Jul. 31, 2017
BCC
Disclosure of business combinations
Ownership interest acquired (as a percentage)				100.00%
Contingent consideration payable due (in months)				12 months
Fair values of the identifiable assets and liabilities acquired
Goodwill				₽ 62
Licenses				260
Other non-current assets				21
Current assets				5
Cash and cash equivalents				13
Current liabilities				(15)
Non-current liabilities				(54)
Total consideration				292
Cash paid				220
Average remaining useful life	15 years
BCC | Contingent consideration
Fair values of the identifiable assets and liabilities acquired
Fair value of contingent consideration and earn-out payments				₽ 72
Oblachny Retail LLC
Disclosure of business combinations
Ownership interest acquired (as a percentage)			50.82%
Contingent consideration payable due (in months)			12 months
Fair values of the identifiable assets and liabilities acquired
Goodwill			₽ 524
Other non-current assets			181
Current assets			23
Cash and cash equivalents			420
Current liabilities			(123)
Liability under put option agreement over non-controlling interests			(402)
Non-current liabilities			(33)
Total consideration			590
Additional contribution			420
Cash paid			160
Oblachny Retail LLC | Contingent consideration
Fair values of the identifiable assets and liabilities acquired
Fair value of contingent consideration and earn-out payments			₽ 10
Oblachny Retail LLC | Call and put option agreement
Disclosure of business combinations
Remaining stake to be acquired			49.18%
Praliss Enterprises Limited
Disclosure of business combinations
Ownership interest acquired (as a percentage)		100.00%
Contingent consideration payable due (in months)		12 months
Fair values of the identifiable assets and liabilities acquired
Goodwill		₽ 208
Other non-current assets		132
Non-current liabilities		(27)
Total consideration		313
Cash paid		220
Praliss Enterprises Limited | Contingent consideration
Fair values of the identifiable assets and liabilities acquired
Fair value of contingent consideration and earn-out payments		₽ 93